ANNUAL FINANCIAL STATEMENTS

                           ---------------------------

                            THE FUND FOR LIFE SERIES

                                       OF

                                  THE GCG TRUST

                           ---------------------------


                                DECEMBER 31, 2000




  GOLDENSELECT/R/products are issued by Golden American Life Insurance Company and distributed by Directed Services, Inc., member NASD.




                            GOLDENSELECT
                              ------------
                              ISSUED BY GOLDEN AMERICAN
                              LIFE INSURANCE COMPANY

                            THE FUND FOR LIFE SERIES
                                       OF
                                  THE GCG TRUST

================================================================================

                              FINANCIAL STATEMENTS

                                DECEMBER 31, 2000

TABLE OF CONTENTS                                            PAGE
-----------------
President's Letter                                             3

Management's Discussion and Analysis                           4

Report of Independent Auditors                                 6

Statement of Assets and Liabilities                            7

Statement of Operations                                        8

Statement of Changes in Net Assets                             9

Financial Highlights                                         10

Portfolio of Investments                                     11

Notes to Financial Statements                                12

February 15, 2001

Dear Shareholders of The Fund For Life Series of The GCG Trust,

We are pleased to provide you with your 2000 Annual Report (the "Report") for The Fund For Life Series of The GCG Trust.

The year 2000 was a volatile period for U.S. equity markets. The Fund For Life performance reflected these economic trends as is noted in the portfolio manager's report.

In order to protect remaining shareholders from high expense ratios, Directed Services, Inc., the Manager, agreed to absorb a portion of the expenses while we are considering various options to address this problem. In addition, the Manager is no longer taking a management fee.

If you have any questions or require any additional information, please call our Customer Service area at 1-800-366-0066.

Sincerely,



Barnett Chernow
President




  GOLDENSELECT/R/ products are issued by Golden American Life Insurance Company and distributed by Directed Services, Inc., member NASD

                            THE FUND FOR LIFE SERIES
                                       OF
                                  THE GCG TRUST

================================================================================

                      MANAGEMENT'S DISCUSSION AND ANALYSIS

The investment objective of The Fund For Life Series (the "Fund") of The GCG Trust is high total investment return (capital appreciation and current income) consistent with prudent investment risk and a balanced investment approach. The Fund seeks to achieve its objective by investing in shares of other mutual funds using an allocation strategy that emphasizes mutual funds that invest primarily in domestic equity securities (approximately 60%), while also allocating a portion of the Fund's assets to mutual funds that invest in international equity securities (approximately 10%), and to mutual funds that invest primarily in debt securities rated at least investment grade (approximately 30%).

Mixed performance in the equity market and debt market contributed to the performance of the Fund during 2000. For the year ended December 31, 2000, the Fund had a total return of (5.40)%, compared to a blended return of (4.55)% of three indices, namely the Standard & Poor's 500, Morgan Stanley/Capital International Pacific and Lehman Aggregate Bond indices. This blend covers the same time period and is computed using the same percentage allocation of investments held by the Fund. The following total return of each index for the year ended December 31, 2000 was S&P 500 Index - (9.10%), Morgan Stanley/Capital International Pacific Index - (25.78%) and the Lehman Aggregate Bond Index - 11.63%.

The Fund For Life Annual Report

Plot Points For The Graph
For The Period Ended December 31, 2000

The following table replaces a graph showing growth of an initial investment of $10,000, with reinvestment of dividends and distributions in the Fund For Life Series of The GCG Trust, the Lehman Aggregate Bond Index, the Morgan Stanley/Capital International Pacific Index ("MSCI Index"), the S & P 500 Index and a blended index consisting of 60% S & P 500 Index, 30% Lehman Aggregate Bond Index and 10% MSCI Index. The graph indicates the growth from March 1, 1993 (Inception date of The Fund For Life Series of The GCG Trust) through December 31, 2000.

             60% S&P 500,                  Morgan
              30% Lehman      Lehman      Stanley/
            Aggregate Bond   Aggregate     Capital
               10% MSCI        Bond     International       S&P         Fund For
                Index          Index        Index           500          Life
------------------------------------------------------------------------------
03/01/93       $10,000       $10,000       $10,000        $10,000       $10,000
12/31/93       $10,932       $10,583       $12,966        $10,768       $10,842
12/31/94       $11,091       $10,275       $14,629        $10,909       $10,607
12/31/95       $14,158       $12,173       $15,036        $15,004       $12,603
12/31/96       $16,228       $12,615       $13,746        $18,447       $13,935
12/31/97       $19,936       $13,832       $10,263        $24,600       $15,966
12/31/98       $24,545       $15,034       $10,539        $31,635       $18,149
12/31/99       $29,107       $14,911       $16,612        $38,288       $22,109
12/31/00       $27,783       $16,645       $12,329        $34,804       $20,915

Average Annual Total Return For The Period Ended December 31, 1999

One Year                -5.40%
Five Years              10.65%
3/1/93 (Inception)       9.87%

Total Return for the Fund includes reinvestment of dividends and distributions. It does not reflect charges for the variable annuity contracts thereunder whose proceeds are invested in the Fund. Past performance is not predicative of future performance.

                         Report of Independent Auditors

To the Shareholders and Board of Trustees
The GCG Trust - The Fund For Life Series

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of The GCG Trust - The Fund For Life Series (the "Fund") as of December 31, 2000, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The GCG Trust - The Fund For Life Series at December 31, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.

February 12, 2001

                            THE FUND FOR LIFE SERIES
                                       OF
                                  THE GCG TRUST

================================================================================

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2000

ASSETS

    Investments, at value (Cost $178,100)  (Notes 1 and 4)          $202,036
    Dividends receivable                                                 263
                                                                    --------
 Total Assets                                                        202,299
                                                                    --------

LIABILITIES

   Cash overdraft                                                     98,514
   Accrued expenses                                                   13,405
                                                                    --------
Total Liabilities                                                    111,919
                                                                    --------

NET ASSETS                                                          $ 90,380
                                                                    ========

NET ASSETS CONSIST OF

   Paid-in Capital                                                   $36,579
   Accumulated net realized gain on securities                        29,865
   Net unrealized appreciation of investments                         23,936
                                                                    --------

Net Assets                                                          $ 90,380
                                                                    ========

    Shares of beneficial interest outstanding, $.001 par value        13,014
                                                                    ========


Net Asset Value and redemption price per share                          6.94
                                                                    ========



                       See notes to financial statements.

                            THE FUND FOR LIFE SERIES

                                       OF

                                  THE GCG TRUST

================================================================================

                             STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED DECEMBER 31, 2000

INVESTMENT INCOME

    Dividends and Interest                                       $   5,782
                                                                 ---------

EXPENSES

    Management & administrative fees (Note 2)                          802
    Auditing fees                                                    4,000
    Fund accounting fees (Note 2)                                      668
    Custody (Note 2)                                                 1,000
    Trustees fees and expenses (Note 2)                                300
    Other operating expenses                                         1,363
                                                                 ---------

    Total Expenses                                                   8,133
    Fees waived and expenses reimbursed by manager (Note 2)        (1,470)
                                                                 ---------

NET EXPENSES                                                         6,663
                                                                 ---------

NET INVESTMENT LOSS                                                   (881)
                                                                 ---------

REALIZED AND UNREALIZED GAIN(LOSS) ON INVESTMENTS

    Net realized gain on investment transactions                    13,375
    Net realized gain from capital gains distributions              28,556
    Net change in unrealized appreciation of investments          (60,200)
                                                                 ---------

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS                   (18,269)
                                                                 ---------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS             ($19,150)
                                                                 =========

                       See notes to financial statements.

                            THE FUND FOR LIFE SERIES
                                       OF
                                  THE GCG TRUST

================================================================================
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                         FOR THE YEAR         FOR THE YEAR
                                                             ENDED                 ENDED
                                                         DEC. 31, 2000         DEC. 31, 1999
                                                         -------------        --------------
FROM OPERATIONS

    Net investment loss                                  $     (881)             $   (972)
    Net realized gain on investments and
    capital gain distributions                               41,931                14,965
    Net change in unrealized appreciation
    of investments                                          (60,200)               34,951
                                                          ---------              --------

    Net increase(decrease) in net assets resulting from
        operations                                          (19,150)               48,944
                                                          ---------              --------

DISTRIBUTIONS TO SHAREHOLDERS FROM

    Net investment income                                        --                (1,003)
    Return of capital                                            --               (12,331)
    Net realized gain on investment and
    capital gain distributions                              (24,368)              (12,622)
                                                          ---------              --------
                                                            (24,368)              (25,956)

FROM BENEFICIAL INTEREST TRANSACTIONS
    Proceeds from sales of shares                                --                    --
    Distributions reinvested                                 24,368                25,951
    Cost of shares redeemed                                (164,381)               (2,401)
                                                          ---------              --------

     Increase/(decrease) in net assets derived from
        Beneficial interest transactions                   (140,013)               23,550
                                                          ---------              --------

    Net increase/(decrease) in net assets                  (183,531)               46,538

NET ASSETS

    Beginning of Year                                       273,911               227,373
                                                          ---------              --------

    End of Year                                             $90,380              $273,911
                                                          =========              ========

    Undistributed net investment income                   $      --              $     --
                                                          =========              ========


                       See notes to financial statements.

                            THE FUND FOR LIFE SERIES
                                       OF
                                  THE GCG TRUST

                              FINANCIAL HIGHLIGHTS
      FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                           FOR THE YEAR     FOR THE      FOR THE      FOR THE        FOR THE
                                            YEAR ENDED     YEAR ENDED   YEAR ENDED   YEAR ENDED     YEAR ENDED
                                             12/31/00       12/31/99     12/31/98     12/31/97       12/31/96
                                           -------------- ------------- ------------ ------------ -------------
PER SHARE OPERATING PERFORMANCE

Net asset value, beginning of period        $    8.17      $    7.45     $    7.25    $    7.61    $   10.95
                                            ---------      ---------     ---------    ---------    ---------

Net investment income (loss) #                  (0.03)          0.00          0.03         0.03         0.01
Net gain (loss) on investments
  - realized and unrealized                     (0.46)          1.56          0.88         1.09         0.88
                                            ---------      ---------     ---------    ---------    ---------

Total from investment operations                (0 .49)         1.56          0.91         1.12         0.89
                                            ---------      ---------     ---------    ---------    ---------

LESS DISTRIBUTIONS:
Distributions from net investment
  Income                                         0.00          (0.03)        (0.09)       (0.13)        0.00

Return of capital                                0.00          (0.39)         0.00         0.00         0.00
Distributions from net realized capital
 gains                                          (0.74)         (0.42)        (0.62)       (1.35)       (4.23)
                                            ---------      ---------     ---------    ---------    ---------

Total Distributions                             (0.74)         (0.84)        (0.71)       (1.48)       (4.23)
                                            ---------      ---------     ---------    ---------    ---------

Net asset value, end of period              $    6.94      $    8.17     $    7.45    $    7.25    $    7.61
                                            =========      =========     =========    =========    =========

Total Return                                    (5.40)%        21.82%        13.67%       14.58%       10.57%
                                            =========      =========     =========    =========    =========

Ratios and Supplemental Data
Total net assets, end of period (000's
  omitted)                                  $      90      $     274     $     227    $     202    $     201

Ratio of expenses to average net
  Assets                                         2.50%          2.50%         2.50%        2.50%        2.56%

Decrease reflected in above  expense
  ratio due to waivers and/or
  reimbursements                                 0.55%          0.56%         3.27%       12.06%        9.45%
Ratio of net investment income (loss)
  to average net assets                         (0.33%)        (0.41%)        0.40%        0.40%        0.10%

Portfolio turnover rate                          0.00%          2.08%         0.00%        8.94%        6.87%


# Per share data numbers have been calculated using the average share method. See notes to financial statements.

                            THE FUND FOR LIFE SERIES
                                       OF
                                  THE GCG TRUST

================================================================================

                            PORTFOLIO OF INVESTMENTS
                                DECEMBER 31, 2000

                                                              NUMBER OF
Investment In Shares of Open-End Mutual Funds                  SHARES               VALUE (NOTE 1)
---------------------------------------------                 ---------             --------------

The Guardian Park Avenue Fund                                    721                     29,701
Merrill Lynch Pacific Fund, Inc., Class A                      1,332                     26,778
Davis New York Venture Fund, Inc.                              1,179                     33,886
Scudder Income Fund                                            2,058                     25,806
Waddell & Reed Income Fund                                     4,934                     34,936
Vanguard Investment Grade Corporate Bond Fund                  2,989                     25,260
Vanguard Fixed Income GNMA Fund                                2,507                     25,669
                                                                                       --------

    Total Investments (Cost $178,100*) (Notes 1 and 4)           224%                   202,036
    Liabilities in Excess of Other Assets                       (124)%                 (111,656)
                                                              ------                   --------

    Net Assets                                                   100%                  $ 90,380
                                                              ======                   ========


*  Aggregate cost for Federal tax purposes.

                       See notes to financial statements.

                            THE FUND FOR LIFE SERIES
                                       OF
                                  THE GCG TRUST

================================================================================
                          NOTES TO FINANCIAL STATEMENTS

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         The GCG Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management company. The Trust was organized as a Massachusetts business trust on August 3, 1988 with an unlimited number of shares of beneficial interest with a par value of $0.001 each. At December 31, 2000, the Trust had twenty-nine operational portfolios (the "Series"): The Fund For Life Series (the "Fund"), Liquid Asset Series, Limited Maturity Bond Series, Hard Assets Series, All-Cap Series, Investors Series, Large Cap Value Series, Real Estate Series, Fully Managed Series, Equity Income Series, Capital Appreciation Series, Rising Dividends Series, Managed Global Series, Emerging Markets Series, Market Manager Series, Value Equity Series, Strategic Equity Series, Small Cap Series, Developing World Series, Mid-Cap Growth Series, Research Series, Total Return Series, Growth Series, Capital Growth Series, Asset Allocation Growth Series, Special Situations Series, Growth & Income Series, Diversified Mid-Cap Series, and Global Fixed Income Series. All of the Series, including the Fund, are diversified, except for Hard Assets Series, Managed Global Series, Mid-Cap Growth Series, and Market Manager Series. The information presented in these financial statements pertains only to the Fund. The financial information for the other Series of the Trust is presented under separate cover. The Fund serves as an investment medium for variable annuity contracts offered by Golden American Life Insurance Company ("Golden American"), a wholly owned subsidiary of the Equitable of Iowa Companies, Inc. ("Equitable of Iowa"), an indirect wholly owned subsidiary of ING Groep N.V. ("ING").

         The preparation of these financial statements in accordance with accounting principles generally accepted in the United States incorporates estimates made by management in determining the reported amounts of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States.

         Federal Income Taxes: No provision for federal income taxes has been made since the Fund has complied, and intends to continue to comply, with the provisions of the Internal Revenue Code available to regulated investment companies and to distribute its taxable income to shareholders sufficiently to relieve it from substantially all Federal income taxes.

         Valuation: Investments in open-end mutual funds are valued at their respective net asset value at the end of each day. Net asset values for these investments are supplied by market quotation services. The net asset values supplied by these market quotation services are calculated in accordance with the Act. Among other things, the Act requires that mutual funds value the securities they hold in their portfolios at their current market value (generally the last reported sales price of the security).

         Other investments of the Fund, if any, are valued at their current market value as determined by market quotations. Securities having 60 days or less remaining to maturity are valued at their amortized cost.

         Other: Investment transactions are recorded on trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Estimated expenses are accrued daily.

         Realized gains and losses from investment transactions are recorded on an identified cost basis which is the same basis the Fund uses for federal income tax purposes.

2.  MANAGEMENT AND ADMINISTRATIVE FEES, AND OTHER TRANSACTIONS WITH AFFILIATES

         In its capacity as Manager and Administrator, Directed Services, Inc. ("DSI") provides investment advisory services and other services reasonably necessary for the operation of the Fund. Management and administrative fees are paid to DSI at annual rates of 0.10% and 0.20%, respectively, of the value of the average daily net assets of the Fund. For the year ended December 31, 2000, the Fund waived $267 and $535 in compensation for management and administrative services, respectively.

         DSI also provides accounting services to the Fund. For fund accounting services, the Fund pays to DSI an annual fee of 0.25% of the value of the average daily net assets of the Fund. For the year ended December 31, 2000 such fees amounted to $668. Pursuant to a custodian agreement, Bank of New York is custodian for the Fund.

         Investors in the Fund should recognize that an investment in the Fund bears not only a proportionate share of the expenses of the Fund (including operating costs and management fees) but also indirectly similar expenses of the underlying mutual funds in which the Fund invests. Investors also bear their proportionate share of any sales charges incurred by the Fund related to the purchase of shares of the mutual fund investments. In addition, shareholders of the Fund may indirectly bear expenses paid by a mutual fund in which the Fund invests related to the distribution of the mutual fund's shares.

         Certain officers and trustees of the Trust are also officers and/or directors of DSI, Golden American and other Equitable of Iowa companies.

3.  SHARES OF BENEFICIAL INTEREST

         The Fund has an unlimited number of $0.001 par value shares of beneficial interest authorized. For the year ended December 31, 2000 and the year ended December 31, 1999, the Fund had the following transactions in shares of beneficial interest. Except for reinvested distributions, the Trust no longer accepts investments in the Fund from new investors.

                                                 DECEMBER 31, 2000              DECEMBER 31, 1999
                                                SHARES        AMOUNT          SHARES         AMOUNT
                                                ------        ------          ------         ------
          Sold                                      --      $      --            --          $    --
          Distributions Reinvested               3,720         24,368         3,350           25,951
          Redeemed                             (24,237)      (164,381)         (311)          (2,401)
                                               -------      ---------         -----          -------

          Net increase/(decrease)              (20,517)     $(140,013)        3,039          $23,550
                                               =======      =========         =====          =======

         As of December 31, 2000, Golden American has an investment in the Fund of 3,014 shares with a total net asset value of $20,915, representing 23.1% of the shares outstanding.

4.  INVESTMENTS

         At December 31, 2000, the aggregate gross unrealized appreciation and depreciation for federal income tax purposes were as follows:

     Gross Unrealized Appreciation                       $25,504
     Gross Unrealized Depreciation                        (1,568)
                                                         -------

     Net Unrealized Appreciation                         $23,936
                                                         =======

     Purchases and Sales of Investments:

     Aggregate Cost of Purchases and Proceeds from sales for the year ended
     December 31, 2000 were as follows:

     Cost of Purchases                                   $    --
     Cost of Sales                                       $65,686

5.  PLAN OF SUBSTITUTION

         During 1996, the Board of Trustees instructed management to file with the Securities and Exchange Commission ("SEC"), an application for an order ("Order") to accept the substitution of shares of the Fund for shares of the Fully Managed Series, one of the series of the Trust. The Trust plans to file the formal application in 2001. The substitution will occur as soon as practicable after the Order is issued by the SEC. Within five days after the substitution, Golden American will send to owners of contracts written notice of the substitution stating that shares of the Fund have been eliminated and that the shares of Fully Managed Series have been substituted.